Loans and Allowance for Loan Losses - Schedule of Categories of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 441,548	$ 409,683
Less allowance for loan losses	(2,231)	(2,043)	$ (2,122)
Total loans	439,317	407,640
Commercial loans
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	99,995	93,690
Less allowance for loan losses	(568)	(389)	(537)
Commercial real estate
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	254,651	223,461
Less allowance for loan losses	(792)	(672)	(843)
Residential real estate
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	77,205	78,767
Less allowance for loan losses	(572)	(519)	$ (436)
Installment loans
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 9,697	$ 13,765